Pension and other post-retirement benefits - Target Plan Asset Allocation (Details)	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	69.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	31.00%
Minimum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	49.00%
Minimum | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	22.00%
Maximum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	78.00%
Maximum | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	51.00%